ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Jul. 17, 2012	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Security deposits payable			$ 50,917	$ 43,679
Accounts payable			6,058	2,578
Mortgage interest payable			3,651	1,237
Deferred community fees, net			3,113	1,686
Rent collected in advance			2,530	1,660
Deferred tax liability			0	853
Property tax payable			1,627	774
Contingent consideration			50	1,500
Income tax payable			0	243
Other liabilities			4,295	4,484
Accrued expenses and other liabilities			72,241	58,694
Workers' compensation	$ 426	$ 462	$ 2,486	$ 1,519